Income Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
ACCOUNTING INCOME BEFORE TAX	$ 1,645,648	$ 1,376,069	[1]	$ 1,954,778	[1]
Total tax income (expense) using statutory rate	(419,637)	(330,256)		(439,825)
Tax effect of rates applied in other countries	(179,788)	(165,722)		(251,738)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	138,031	76,231		96,342
Tax effect of non-tax-deductible expenses	(127,758)	(247,867)		(85,730)
Tax effect of changes in income tax rates	54,967	(32,835)
Tax effect of adjustments to taxes in previous periods	24,030	(1,666)		(7,936)
Adjustments to deferred taxes from the previous period	(8,979)	667		(4,026)
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)		169,987		(106,927)
Total adjustments to tax expense using statutory rate	(99,497)	(201,205)		(360,015)
Income tax expense, continuing operations	$ (519,134)	$ (531,461)	[1]	$ (799,840)	[1]
Total tax income (expense) using statutory rate	(25.50%)	(24.00%)		(22.50%)
Tax effect of rates applied in other countries	(10.93%)	(12.04%)		(12.88%)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	8.39%	5.54%		4.93%
Tax effect of non-tax-deductible expenses	(7.76%)	(18.01%)		(4.39%)
Tax effect of changes in income tax rates	3.34%	(2.39%)		0.00%
Tax effect of adjustments to taxes in previous periods	1.46%	(0.12%)		(0.41%)
Adjustments for prior periods deferred taxes	(0.55%)	0.05%		(0.21%)
Price level restatement for tax purposes (investments in subsidiaries, associates and joint ventures and equity)	0.00%	12.35%		(5.47%)
Total adjustments to tax expense using statutory rate	(6.05%)	(14.62%)		(18.42%)
Income tax benefit (expense), continuing operations	(31.55%)	(38.62%)		(40.92%)

[1]	As Restated